Accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting policies
Description of accounting policies and methods of computation followed in interim financial statements

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2022 annual financial statements included in SEK’s 2022 Annual Report on Form 20-F, except for the changes described below. SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK’s financial reporting.

Amendments to IAS 12 Income Taxes for deferred tax, which became effective for annual reporting periods beginning on or after January 1, 2023, relate to assets and liabilities arising from a single transaction. The amendments require companies to recognize deferred tax on particular transactions that, upon initial recognition, give rise to taxable and deductible temporary differences of equal amounts, for example a lease liability and its corresponding right-of-use asset at the commencement of the lease. The change affects SEK’s accounting principles, but has no material impact on SEK’s financial statements, capital adequacy or large exposure ratios. The transition effect for opening balances as of 2023 was insignificant.